Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

P
AY
V
ERSUS
P
ERFORMANCE
The
following table reports the total compensation of Jonathan Steinberg, our Chief Executive Officer and PEO, and the average total compensation of the other NEOs as reported in the Summary Compensation Table for the past three years, as well as the “compensation actually paid” to our PEO and the average “compensation actually paid” to our other NEOs as calculated pursuant to SEC rules and certain performance measures required by SEC rules. We refer to the other NEOs covered by this Pay Versus Performance disclosure as the Other NEOs.

Year (1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Other NEOs ($)	Average Summary Compensation Actually Paid to Other NEOs ($) (2)	Value of Initial Fixed $100 Investment Based On:		Net Income/(Loss) (thousands) ($) (4)	Company- Selected Measure
					TSR ($)	Peer Group TSR ($) (3)		TSR Percentile Ranking – Traditional Asset Manager Peer Group (5)

2022	5,448,889	5,503,797	1,837,134	1,836,101	121.14	128.14	50,684	92	nd

2021	4,317,175	4,313,843	1,377,223	1,252,097	133.03	171.05	49,797	25	th

2020	2,881,637	3,434,784	1,253,893	1,361,386	114.11	115.87	(35,655)	17	th
(1)	The PEO and Other NEOs for the applicable years were as follows:

•	2022: Mr. Steinberg served as our PEO and Messrs. Edmiston, Lilien, Marinof and Ziemba served as the Other NEOs.

•
2021: Mr. Steinberg served as our PEO and Messrs. Edmiston, Lilien, Marinof, Ziemba and Amit Muni, our former CFO, served as the Other NEOs. Mr. Edmiston was appointed to serve as our CFO effective June 1, 2021 in connection with Mr. Muni’s resignation as CFO to accept alternative employment effective May 31, 2021.

•	2020: Mr. Steinberg served as our PEO and Messrs. Muni, Lilien, Marinof and Ziemba served as the Other NEOs.

(2)
Represents the Summary Compensation Table totals reported for the PEO and the average of the Other NEOs for each year subject to the following adjustments in accordance with Item 402(v)(2)(iii) of Regulation
S-K
to calculate “compensation actually paid”:

	2022		2021		2020

	PEO	Average for Other NEOs	PEO	Average for Other NEOs	PEO	Average for Other NEOs

Summary Compensation Table – Total	$5,448,889	$1,837,134	$4,317,175	$1,377,223	$2,881,637	$1,253,893

Deduction for amounts reported under “Stock Awards” column of the Summary Compensation Table (a)	($2,494,989)	($511,485)	($1,463,175)	($389,910)	($993,637)	($196,883)

Equity Award Adjustments (b)	$2,549,897	$510,452	$1,459,843	$264,784	$1,546,784	$304,376

Compensation Actually Paid	$5,503,797	$1,836,101	$4,313,843	$1,252,097	$3,434,784	$1,361,386
(a)	Compensation actually paid excludes the amounts reported in the Stock Awards column from the relevant year’s Summary Compensation Table total.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the fair value as of the end of the applicable fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the applicable fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the applicable fiscal year; and (iii) the change in fair value during the applicable fiscal year through the vesting date of equity awards granted in prior years that vested during the applicable fiscal year, less the fair value at the end of the prior year of awards granted prior to the applicable fiscal year that failed to meet applicable vesting conditions during the listed year. Equity values are calculated in accordance with FASB ASC Topic 718, including Monte Carlo simulations used to value outstanding PRSUs as of the end of the applicable fiscal year. The equity award adjustments are set forth in the table below:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

Equity Award Adjustments – PEO

2022	2,545,937	61,772	—	(102,452)	—	44,640	2,549,897

2021	1,581,610	(177,002)	—	5,196	—	50,039	1,459,843

2020	1,426,969	244,913	—	(191,507)	—	66,409	1,546,784

Equity Award Adjustments – Average for Other NEOs

2022	512,998	3,176	—	(17,326)	—	11,604	510,452

2021	344,057	(11,600)	—	763	(77,860)	9,424	264,784

2020	282,744	39,027	—	(31,605)	—	14,210	304,376
(3)
The peer group used for purposes of Item 201(e) of Regulation
S-K
was utilized for purposes of calculating Peer Group TSR. We refer to this peer group as the Selected Peer Group. The Selected Peer Group is comprised of 40 publicly traded asset management companies in the S&P U.S. BMI Asset Management & Custody Banks Index.

(4)
We are required to report net income/(loss) pursuant to generally accepted accounting principles (“GAAP”) in the table above, however, our GAAP net income includes items that are non-recurring
or not core to our operating business. Our adjusted net income (a non-GAAP
measure) (in thousands) was $41,669, $61,352 and $40,205 for the years ended December 31, 2022, 2021 and 2020, respectively. A reconciliation of our net income/(loss) as reported under GAAP to adjusted net income (a non-GAAP
measure) is included in Item 7 of our Annual Report on Form
10-K
for the year ended December 31, 2022.

(5)
We have identified our TSR percentile ranking for the Traditional Asset Manager Peer Group as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and Other NEOs in 2022 to our performance. The TSR for each member of the Traditional Asset Manager Peer Group was derived from the average per-share
value of the publicly traded common stock of each peer group member for the
90-calendar
day period ending on January 1
st
(beginning of period) and December 31
st
(end of period) of each applicable year and includes the impact of dividends.

Company Selected Measure Name	TSR percentile ranking for the Traditional Asset Manager Peer Group
Named Executive Officers, Footnote [Text Block]
(1)	The PEO and Other NEOs for the applicable years were as follows:

•	2022: Mr. Steinberg served as our PEO and Messrs. Edmiston, Lilien, Marinof and Ziemba served as the Other NEOs.

•
2021: Mr. Steinberg served as our PEO and Messrs. Edmiston, Lilien, Marinof, Ziemba and Amit Muni, our former CFO, served as the Other NEOs. Mr. Edmiston was appointed to serve as our CFO effective June 1, 2021 in connection with Mr. Muni’s resignation as CFO to accept alternative employment effective May 31, 2021.

•	2020: Mr. Steinberg served as our PEO and Messrs. Muni, Lilien, Marinof and Ziemba served as the Other NEOs.

Peer Group Issuers, Footnote [Text Block]	The peer group used for purposes of Item 201(e) of Regulation
S-K
	was utilized for purposes of calculating Peer Group TSR. We refer to this peer group as the Selected Peer Group. The Selected Peer Group is comprised of 40 publicly traded asset management companies in the S&P U.S. BMI Asset Management & Custody Banks Index.
PEO Total Compensation Amount	$ 5,448,889	$ 4,317,175	$ 2,881,637
PEO Actually Paid Compensation Amount	$ 5,503,797	4,313,843	3,434,784
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Represents the Summary Compensation Table totals reported for the PEO and the average of the Other NEOs for each year subject to the following adjustments in accordance with Item 402(v)(2)(iii) of Regulation
S-K
to calculate “compensation actually paid”:

	2022		2021		2020

	PEO	Average for Other NEOs	PEO	Average for Other NEOs	PEO	Average for Other NEOs

Summary Compensation Table – Total	$5,448,889	$1,837,134	$4,317,175	$1,377,223	$2,881,637	$1,253,893

Deduction for amounts reported under “Stock Awards” column of the Summary Compensation Table (a)	($2,494,989)	($511,485)	($1,463,175)	($389,910)	($993,637)	($196,883)

Equity Award Adjustments (b)	$2,549,897	$510,452	$1,459,843	$264,784	$1,546,784	$304,376

Compensation Actually Paid	$5,503,797	$1,836,101	$4,313,843	$1,252,097	$3,434,784	$1,361,386
(a)	Compensation actually paid excludes the amounts reported in the Stock Awards column from the relevant year’s Summary Compensation Table total.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the fair value as of the end of the applicable fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the applicable fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the applicable fiscal year; and (iii) the change in fair value during the applicable fiscal year through the vesting date of equity awards granted in prior years that vested during the applicable fiscal year, less the fair value at the end of the prior year of awards granted prior to the applicable fiscal year that failed to meet applicable vesting conditions during the listed year. Equity values are calculated in accordance with FASB ASC Topic 718, including Monte Carlo simulations used to value outstanding PRSUs as of the end of the applicable fiscal year. The equity award adjustments are set forth in the table below:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

Equity Award Adjustments – PEO

2022	2,545,937	61,772	—	(102,452)	—	44,640	2,549,897

2021	1,581,610	(177,002)	—	5,196	—	50,039	1,459,843

2020	1,426,969	244,913	—	(191,507)	—	66,409	1,546,784

Equity Award Adjustments – Average for Other NEOs

2022	512,998	3,176	—	(17,326)	—	11,604	510,452

2021	344,057	(11,600)	—	763	(77,860)	9,424	264,784

2020	282,744	39,027	—	(31,605)	—	14,210	304,376

Non-PEO NEO Average Total Compensation Amount	$ 1,837,134	1,377,223	1,253,893
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,836,101	1,252,097	1,361,386
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
Represents the Summary Compensation Table totals reported for the PEO and the average of the Other NEOs for each year subject to the following adjustments in accordance with Item 402(v)(2)(iii) of Regulation
S-K
to calculate “compensation actually paid”:

	2022		2021		2020

	PEO	Average for Other NEOs	PEO	Average for Other NEOs	PEO	Average for Other NEOs

Summary Compensation Table – Total	$5,448,889	$1,837,134	$4,317,175	$1,377,223	$2,881,637	$1,253,893

Deduction for amounts reported under “Stock Awards” column of the Summary Compensation Table (a)	($2,494,989)	($511,485)	($1,463,175)	($389,910)	($993,637)	($196,883)

Equity Award Adjustments (b)	$2,549,897	$510,452	$1,459,843	$264,784	$1,546,784	$304,376

Compensation Actually Paid	$5,503,797	$1,836,101	$4,313,843	$1,252,097	$3,434,784	$1,361,386
(a)	Compensation actually paid excludes the amounts reported in the Stock Awards column from the relevant year’s Summary Compensation Table total.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the fair value as of the end of the applicable fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the applicable fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the applicable fiscal year; and (iii) the change in fair value during the applicable fiscal year through the vesting date of equity awards granted in prior years that vested during the applicable fiscal year, less the fair value at the end of the prior year of awards granted prior to the applicable fiscal year that failed to meet applicable vesting conditions during the listed year. Equity values are calculated in accordance with FASB ASC Topic 718, including Monte Carlo simulations used to value outstanding PRSUs as of the end of the applicable fiscal year. The equity award adjustments are set forth in the table below:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

Equity Award Adjustments – PEO

2022	2,545,937	61,772	—	(102,452)	—	44,640	2,549,897

2021	1,581,610	(177,002)	—	5,196	—	50,039	1,459,843

2020	1,426,969	244,913	—	(191,507)	—	66,409	1,546,784

Equity Award Adjustments – Average for Other NEOs

2022	512,998	3,176	—	(17,326)	—	11,604	510,452

2021	344,057	(11,600)	—	763	(77,860)	9,424	264,784

2020	282,744	39,027	—	(31,605)	—	14,210	304,376

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
T
ABULAR
L
IST
OF
P
ERFORMANCE
M
EASURES
WisdomTree considers the following measures to be the most important performance measures it uses to link compensation actually paid to its PEO and Other NEOs to WisdomTree’s performance for 2022:

Performance Measures

TSR Percentile Ranking – Traditional Asset Manager Peer Group

Net Flows

Revenues

Adjusted Operating Income

Adjusted Operating Margin

Total Shareholder Return Amount	$ 121.14	133.03	114.11
Peer Group Total Shareholder Return Amount	128.14	171.05	115.87
Net Income (Loss)	$ 50,684,000	$ 49,797,000	$ 35,655,000
PEO Name	Mr. Steinberg
Tsr Percentile Ranking Traditional Asset Manager Peer Group	92	25	17
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	TSR Percentile Ranking – Traditional Asset Manager Peer Group
Non-GAAP Measure Description [Text Block]	We are required to report net income/(loss) pursuant to generally accepted accounting principles (“GAAP”) in the table above, however, our GAAP net income includes items that are non-recurring
or not core to our operating business. Our adjusted net income (a non-GAAP
measure) (in thousands) was $41,669, $61,352 and $40,205 for the years ended December 31, 2022, 2021 and 2020, respectively. A reconciliation of our net income/(loss) as reported under GAAP to adjusted net income (a non-GAAP
measure) is included in Item 7 of our Annual Report on Form
10-K
	for the year ended December 31, 2022.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
Measure Name	Net Flows
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Revenues
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Income
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Margin
PEO [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,545,937	$ 1,581,610	$ 1,426,969
PEO [Member] | Deduction For Amounts Reported Under Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,494,989)	(1,463,175)	(993,637)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,549,897	1,459,843	1,546,784
PEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	61,772	(177,002)	244,913
PEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(102,452)	5,196	(191,507)
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	44,640	50,039	66,409
Non-PEO NEO [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	512,998	344,057	282,744
Non-PEO NEO [Member] | Deduction For Amounts Reported Under Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(511,485)	(389,910)	(196,883)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	510,452	264,784	304,376
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,176	(11,600)	39,027
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(17,326)	763	(31,605)
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 11,604	9,424	$ 14,210
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (77,860)